Capital adequacy - Internally assessed economic capital excl. buffer (Details) - Parent Company - SEK (kr) kr in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of credit risk exposure
Capital requirements	kr 18,307	kr 17,531
Internal credit grades
Disclosure of credit risk exposure
Capital requirements	9,824	10,470
Credit risk | Internal credit grades
Disclosure of credit risk exposure
Capital requirements	7,337	7,008
Operational risk | Internal credit grades
Disclosure of credit risk exposure
Capital requirements	183	239
Market risk | Internal credit grades
Disclosure of credit risk exposure
Capital requirements	1,109	1,094
Other | Internal credit grades
Disclosure of credit risk exposure
Capital requirements	203	163
Capital planning buffer | Internal credit grades
Disclosure of credit risk exposure
Capital requirements	kr 992	kr 1,966